Borrowings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Borrowings Disclosure Abstract
Fair value of financial liability, recognized at date of issue	$ 100,055		$ 100,055
Fair value of financial liability outstanding	68,349	$ 86,010
Mark-to-market loss	21,398	13,840
Mark-to-market loss, net finance cost	10,682	4,338
Fair value of long-term borrowings	140,968	172,788
Fair value of retail bond	59,313	58,218
Fair value of senior convertible notes	68,349	86,010
Time deposits	$ 56,614	$ 7,468
Senior convertible notes issued			$ 122,500
Option to purchase warrants, description			Option to purchase warrants up to 2,000 of A ordinary share for a term of 6 months at an offer price of $100,000 by private placement.
Monthly payments on convertible notes			$ 3,500